Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Deferred and refundable income taxes	$ 104	$ 84	$ 85
Deferred tax liabilities
Deferred income taxes and other liabilities	(539)	(584)	(594)
Deferred income taxes, net	$ (435)	$ (500)	$ (509)